Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (5,203,568)	$ (11,623,541)	$ (9,685,477)	$ (12,578,211)	$ (6,959,248)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		1,830,536	2,108,868	2,722,893	3,888,968
Loss on extinguishment of convertible notes	2,322,943		2,322,943	2,322,943
Gain from forgiveness of Paycheck Protection Program loan				(62,500)	(62,500)
Change in fair value of embedded features	96,000		203,000	203,000	(5,000)
Change in fair value of warrant liability	100,780	(128,030)	1,546,280	1,546,280	19,600
Amortization of debt discount			596,954	596,953	19,875
Prepaid expenses and other current assets		(412,124)	(1,290)	(15,155)	(58,084)
Australia research and development incentives receivable		(230,188)
Other assets		322	(520,648)	(3,122)
Accounts payable		64,788	342,369	805,516	(2,304)
Accrued expenses		252,487	344,940	1,261,495	826,470
Due to related parties			(7,037)	(7,037)	4,938
Accrued interest			226,909
Deferred offering costs				(651,582)
Other assets		322	(520,648)	(3,122)
Accounts payable		64,788	342,369	805,516	(2,304)
Accrued expenses		252,487	344,940	1,261,495	826,470
Due to related parties			(7,037)	(7,037)	4,938
Deferred compensation				(264,369)	483,122
Net cash used in operating activities		(9,146,390)	(2,515,658)	(4,122,896)	(1,844,163)
Stock-based compensation		1,830,536	2,108,868	2,722,893	3,888,968
Loss on extinguishment of convertible notes	2,322,943		2,322,943	2,322,943
Loss on settlement of bonus			6,531
Change in fair value of embedded features	96,000		203,000	203,000	(5,000)
Issuance of ratchet shares		1,099,360
Change in fair value of warrant liability	100,780	(128,030)	1,546,280	1,546,280	19,600
Amortization of debt discount			596,954	596,953	19,875
Cash flows from financing activities:
Proceeds from issuance of convertible notes, warrants, and embedded conversion features			7,369,000	7,369,000	610,000
Proceeds from Paycheck Protection Program loan			62,500	62,500	62,500
Collections of subscriptions receivable - MAIA				322,002	102,400
Collections of subscriptions receivable - DGD					35,000
Proceeds from issuance of common stock, net of transaction costs - MAIA				5,742,171
Proceeds from issuance of common stock - DGD					50,000
Proceeds from exercise of stock options		65,700	5,400	9,000
Proceeds from exercise of warrants		385,400		529,425
Return of capital – DGD					(58,212)
Payment on loan payable to officer			(367)	(367)	(3,633)
Net cash provided by financing activities		12,670,074	12,804,705	14,033,731	798,055
Collections of subscriptions receivable			2,002
Issuance of common stock		2,473,560	5,366,170	5,000,000
Proceeds from sale of common stock in initial public offering		11,500,000
Payment of initial public offering transaction costs		(1,754,586)
Net increase (decrease) in cash		3,489,350	10,289,047	9,910,835	(1,046,108)
Cash at beginning of year		10,574,292	663,457	663,457	1,709,565
Cash at end of year	10,952,504	14,063,642	10,952,504	10,574,292	$ 663,457
Supplemental disclosure of cash flow information:
Conversion of convertible notes and accrued interest into MAIA common stock			8,249,587	8,249,587
Conversion of SAFE into MAIA common stock			25,000	25,000
Options issued for accrued bonus			786,531	786,531
Options issued for deferred compensation			285,418	285,418
Reclassification of warrant liability to equity	$ 1,952,000		1,952,000	1,952,000
Issuance of convertible note for payment on loan from officer			(21,000)	$ (21,000)
Subscription receivable for issuance of MAIA common stock			$ (320,000)
Previously paid issuance costs in connection with the initial public offering		651,582
Warrants issued to underwriters in connection with the initial public offering		343,735
Change in operating assets and liabilities:
Net effect of foreign currency exchange on cash		$ (34,334)